PROVISIONS FOR CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Breakdown of reserves for lawsuits claims and other disputed matters
Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2017	2016

Reserve for labor claims	49	138
Reserve for regulatory claims	1,130	1,807
TOTAL	1,179	1,945

Disclosure of other provisions
Roll forward is as follows:

	As of December 31,
	2017	2016	2015

Balance at beginning of year	1,945	650	794
Additions	527	1,343	490
Additions related to business combinations (note 23)	—	817	—
Recovery	—	(344)	(253)
Utilization of provision for contingencies	(1,320)	(400)	(91)
Foreign exchange	27	(121)	(290)
Balance at end of year	1,179	1,945	650